Retirement Plans (Fair Value Measurements Using Significant Unobservable Inputs (Level 3)) (Details) (USD $) In Millions, unless otherwise specified																																								12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Equities - Domestic [ Member]	Dec. 31, 2011 Equities - International [Member]	Dec. 31, 2011 Fixed Income Common Collective Funds [Member]	Dec. 31, 2011 Corporate Bonds [Member]	Dec. 31, 2011 Government Securities [Member]	Dec. 31, 2011 Mortgage Backed Securities [Member]	Dec. 31, 2011 Other Fixed Income [Member]	Dec. 31, 2011 Commodities [Member]	Dec. 31, 2011 Hedge Funds [Member]	Dec. 31, 2011 Private Equity [Member]	Dec. 31, 2011 Real Estate [Member]	Dec. 31, 2011 Derivatives [Member]	Dec. 31, 2010 U.S. Plans [Member]	Dec. 31, 2010 U.S. Plans [Member] Equities - Domestic [ Member]	Dec. 31, 2010 U.S. Plans [Member] Equities - International [Member]	Dec. 31, 2010 U.S. Plans [Member] Fixed Income Common Collective Funds [Member]	Dec. 31, 2010 U.S. Plans [Member] Corporate Bonds [Member]	Dec. 31, 2010 U.S. Plans [Member] Government Securities [Member]	Dec. 31, 2010 U.S. Plans [Member] Mortgage Backed Securities [Member]	Dec. 31, 2010 U.S. Plans [Member] Other Fixed Income [Member]	Dec. 31, 2010 U.S. Plans [Member] Commodities [Member]	Dec. 31, 2010 U.S. Plans [Member] Hedge Funds [Member]	Dec. 31, 2010 U.S. Plans [Member] Private Equity [Member]	Dec. 31, 2010 U.S. Plans [Member] Real Estate [Member]	Dec. 31, 2010 U.S. Plans [Member] Derivatives [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Equities - Domestic [ Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Equities - International [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Fixed Income Common Collective Funds [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Corporate Bonds [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Government Securities [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Mortgage Backed Securities [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Other Fixed Income [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Commodities [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Hedge Funds [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Private Equity [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Real Estate [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Derivatives [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Equities - Domestic [ Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Equities - International [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Fixed Income Common Collective Funds [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Corporate Bonds [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Government Securities [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Mortgage Backed Securities [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Other Fixed Income [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Commodities [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Hedge Funds [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Private Equity [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Real Estate [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] U.S. Plans [Member] Derivatives [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	$ 8,185	$ 1,889	$ 1,231	$ 293	$ 744	$ 983	$ 124	$ 25	$ 213	$ 699	$ 473	$ 872	$ 303	$ 8,344	$ 1,921	$ 1,317	$ 305	$ 817	$ 936	$ 194	$ 30	$ 264	$ 681	$ 415	$ 650	$ 349	$ 2,357	$ 1	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9	$ 0	$ 699	$ 473	$ 872	$ 303	$ 2,322	$ 4	$ 0	$ 14	$ 0	$ 0	$ 0	$ 5	$ 234	$ 662	$ 415	$ 650	$ 338
Relating to assets still held at the reporting date																																								77	0		(3)				0	(11)	(4)	11	57	27
Relating to assets sold during the period																																								57	0		3				0	1	15	(6)	0	44
Purchases, sales and settlements																																								78	0		(14)				1	(27)	7	53	165	(107)
Transfers in and/or out of Level 3																																								(177)	(3)		0				3	(197)	19	0	0	1
Fair value of plan assets, December 31	$ 8,185	$ 1,889	$ 1,231	$ 293	$ 744	$ 983	$ 124	$ 25	$ 213	$ 699	$ 473	$ 872	$ 303	$ 8,344	$ 1,921	$ 1,317	$ 305	$ 817	$ 936	$ 194	$ 30	$ 264	$ 681	$ 415	$ 650	$ 349	$ 2,357	$ 1	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9	$ 0	$ 699	$ 473	$ 872	$ 303	$ 2,357	$ 1	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9	$ 0	$ 699	$ 473	$ 872	$ 303